FINANCE INCOME / EXPENSE / OTHER FINANCIAL RESULTS	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
FINANCE INCOME / EXPENSE / OTHER FINANCIAL RESULTS	FINANCE INCOME / EXPENSE/ OTHER FINANCIAL RESULTS

	For the year ended December 31,
Finance income	2024	2023	2022
Interest gain	5,303	4,777	2,832
TOTAL	5,303	4,777	2,832

Finance expense
Interest expense on borrowings	(12,196)	(4,106)	(2,491)
Interest on deferred consideration	(8,597)	(7,057)	(2,979)
Interest expense on lease liabilities	(6,947)	(6,319)	(6,822)
Banking expenses	(3,079)	(3,423)	(2,290)
Other interest	(918)	(2,590)	(1,743)
Other	(465)	(258)	(227)
TOTAL	(32,202)	(23,753)	(16,552)

Other financial results, net
Gain on transaction with bonds	4,958	9,157	13,883
Net gain arising from financial assets measured at fair value through OCI	462	630	500
Net gain (loss) arising from financial assets measured at fair value through PL	452	23,564	(7,537)
Foreign exchange gain (loss), net	192	(22,009)	(6,673)
TOTAL	6,064	11,342	173